Subsequent events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent events

16 Subsequent events

The Company has assessed all subsequent events through May 2, 2025 which is the date that these consolidated financial statements are available to be issued and other than the following:

In February 2025, The GrowHub Innovations Company Pte. Ltd. acquired 100% control in GrowHub Vietnam Limited Liability Company.

There are no further material subsequent events that require disclosure in these consolidated financial statements.